2. Summary of Significant Accounting Policies (Details - Contract Assets and Liabilities) (Sept 2020 Note) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract assets	$ 446,477	$ 545,662	$ 1,123,493
Contract liabilities	742,258	627,082	1,120,228
Animation Contracts [Member]
Contract assets	393,448	513,388	1,040,309
Contract liabilities	137,120	51,054	380,749
Web Filtering Contract [Member]
Contract assets	45,692	24,937	74,743
Contract liabilities	593,638	564,528	727,979
Other Contracts [Member]
Contract assets	7,337	7,337	8,441
Contract liabilities	$ 11,500	$ 11,500	$ 11,500